Manufacturing rebate receivable (Details)	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Increase Decrease In Manufacturing Rebate Receivable	$ 0	$ (1,591,920)
Manufacturing Rebate Receivables			¥ 53,942,315	$ 7,632,838	$ 7,746,116
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Sixteen			29,600,000	4,188,400
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Seventeen			19,906,560	2,816,778
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Eighteen			¥ 4,435,755	$ 627,659
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables						$ 6,000	$ 29,400